Related Party Transactions (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note 15. Related Party Transactions
As more fully described in Note 5. Borrowings, the Company has various notes with affiliates, including short-term notes with three separate related parties which were settled on March 20, 2025. In addition, the Company issued a convertible note to the ESG Fund pursuant to the Amended and Restated Series I Convertible Note Purchase Agreement, dated as of June 2, 2023, by and among Accelsius, ESG Fund, and the other parties thereto, which was converted during the three months ended March 31, 2024. During the three months ended June 30, 2025 (Successor), the Company entered into the Related Party Convertible Notes with various related parties, including other lenders.
Transactions with Directors
As more fully described in Note 12. Stock-based Compensation, the Company issued various equity awards to related parties throughout 2024. On December 9, 2024, the Company issued 1,246,722 RSUs with a grant date fair value of $15,210 and 590,163 stock options with a grant date fair value of $3,913 to a cumulative of eight directors. On December 31, 2024, the Company issued 200,000 SARs with a grant date fair value of $7,820 to four directors and former directors. On March 22, 2024, the Company issued 100,000 Class C Units with a grant date fair value of $441 to one director under the Accelsius Subsidiary Equity Plan. Additionally, on June 25, 2025, the Company issued 111,525 RSUs with a grant date fair value of $600 to five directors pursuant to the Innventure Non-Management Director Compensation Plan.
Transactions with the ESG Fund
As more fully described in Note 2. Accounting Policies in our 2024 Annual Report, the Company earns a 1-2% management fee for administrative, finance and accounting, and other back-office functions from the ESG Fund. Management fees earned from the ESG Fund were $195 and $391 for the three and six months ended June 30, 2025 (Successor), respectively, and $196 and $393 for the three and six months ended June 30, 2024 (Predecessor), respectively, which is recorded as Revenue in the condensed consolidated statements of operations and comprehensive income (loss).
In March 2021, the Company entered into a purchase option agreement with the ESG Fund to sell 145,161 shares of PureCycle Technologies, Inc. (“PCT”) common stock with an exercise price of $1. The option period would have expired on July 22, 2024 and the Company measured the derivative liability at fair value, as further described in Note 4. Fair Value. The option was exercised in March 2022 and the shares are subject to the lock-up provisions. The liability due to the ESG Fund was derecognized as a result of the Business Combination.
Transactions with AeroFlexx
On March 24, 2025, the Company issued 578,294 shares of Series C Preferred Stock to settle AeroFlexx’s debt with a related party. The Company considers the stock issuance to be an investment in AeroFlexx of $5,783 which was recorded in Investments on the condensed consolidated balance sheets.

Note 18. Related Party Transactions
As more fully described in Note 5. Borrowings, the Company has various notes with affiliates, including short-term notes with three separate related parties. In addition, the Company had a convertible note to the ESG Fund as part of the 2025 Notes which was converted during the Predecessor period from January 1, 2024 through October 1, 2024.
Transactions with Directors
As more fully described in Note 14. Stock-based Compensation, the Company issued various equity awards to related parties throughout 2024. On December 9, 2024, the Company issued 1,246,722 RSUs with a grant date fair value of $15,210, and 590,163 stock options with a grant date fair value of $3,913 to a cumulative of 8 directors. On December 31, 2024, the Company issued 200,000 SARs with a grant date fair value of $7,820 to 4 directors and former directors. On March 22, 2024, the Company issued 100,000 Class C Units with a grant date fair value of $441 to 1 director under the Accelsius Subsidiary Equity Plan.
Transactions with Innventure1
In 2022, Innventure1 assigned its ownership interest in a portion of the Company’s PCT common stock to investors who are considered related parties of Innventure1 and the Company. The related party liability established in connection with this assignment was revalued to $53 on December 31, 2023. The change in value was included in Net gain on investments - due to related parties in the consolidated statements of operations and comprehensive income (loss).
Transactions with the ESG Fund
In the normal course of business, the Company advances certain expenses on behalf of the ESG Fund. Certain expenses paid by the Company, which meet certain criteria, are reimbursed to the Company by the ESG Fund. Amounts paid by the Company and reimbursable by the ESG Fund were $105 for the Successor period from
October 2, 2024 through December 31, 2024, and $50 for the Predecessor period from January 1, 2024 through October 1, 2024, and $48 for the Predecessor year ended December 31, 2023. There was a receivable of $64 and $2 as of December 31, 2024 and 2023, respectively, related to those expenses included in Due from related parties in the consolidated balance sheets.
As more fully described in Note 2. Accounting Policies, the Company earns a 1-2% management fee for administrative, finance and accounting, and other back-office functions from the ESG Fund. Management fees earned from the ESG Fund were $196 for the Successor period from October 2, 2024 through December 31, 2024, and $588 for the Predecessor period from January 1, 2024 through October 1, 2024. Management fees earned from the ESG Fund totaled $789 for the Predecessor year ended December 31, 2023, which is recorded as Revenue in the consolidated statements of operations and comprehensive income (loss).
In March 2021, the Company entered into a purchase option agreement with the ESG Fund to sell 145,161 shares of PCT common stock with an exercise price of $1. The option period would have expired on July 22, 2024 and the Company measured the derivative liability at fair value, as further described in Note 4. Fair Value. The option was exercised in March 2022 and the shares are subject to the lock-up provisions. The liability due to the ESG Fund as of December 31, 2023 was $294 and is included in Related party payables in the consolidated balance sheets.
In 2023, the Company sold 23,712 of Accelsius Class A Series 2 Units to the ESG Fund for aggregate proceeds of approximately $104. This amount is reflected in Non-controlling interests in the consolidated statements of changes in stockholders’ equity (deficit).
Transactions with AeroFlexx
The Company’s related party transactions with AeroFlexx are described in Note 3. Investments. Additionally, in the normal course of business, the Company advances certain expenses on behalf of AeroFlexx. Amounts paid by the Company and reimbursable by AeroFlexx were $27 for the Successor period from October 2, 2024 through December 31, 2024, and $84 for the Predecessor period from January 1, 2024 through October 1, 2024, and $116 for the Predecessor year ended December 31, 2023. There was a receivable of $97 and $— as of December 31, 2024 and 2023, respectively, related to those expenses included in Due from related parties in the consolidated balance sheets.